AQR International Defensive Style Fund Investment Strategy - AQR International Defensive Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of international companies. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, equity swaps, equity index swaps, stock index futures, depositary receipts, real estate investment trusts ("REITs") or REIT-like entities, and other derivative instruments where the reference asset is an equity security. An issuer will be considered an international company if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI Daily TR Net World Ex USA Index, or if an instrument provides exposure to the change in value of a company that meets that definition. However, the Fund may also invest in companies organized, domiciled, or with a principal place of business in other countries if the Adviser considers it advisable to achieve the Fund’s investment objective. There is no guarantee that the Fund’s objective will be met.The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase. The Fund may also invest in small- and mid-cap companies from time to time in the discretion of the Adviser.The Fund may engage in currency transactions with counterparties primarily in order to mitigate the volatility associated with particular currencies in which portfolio holdings are denominated and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund is generally expected to lag the performance of traditional international equity funds when these markets are rising, but to generally exceed the performance of traditional international equity funds during international equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in stocks and industries such that the Adviser believes will result in a portfolio that exhibits low measures of risk and high quality (e.g., stable companies with good business health). The Adviser believes that emphasizing lower risk may result in a portfolio with lower “beta” to markets than an approach that emphasizes higher risk, and thus the Adviser focuses on investments in companies that are expected to reduce the portfolio’s sensitivity to security market fluctuations. The Adviser expects that the emphasis toward a portfolio with low “beta” and high-quality characteristics may produce higher risk-adjusted returns over a full market cycle than an approach which emphasizes high “beta” or poor quality.In constructing the portfolio, the Adviser uses quantitative models that combine statistical measures of risk with active management focused on improving the portfolio’s quality characteristics, as well as additional criteria that form the Adviser’s security selection process, while also diversifying by issuer and industry. The Adviser uses volatility and correlation forecasting and other portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:•when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;•deferring realizations of net capital gains;•limiting portfolio turnover that may result in taxable gains; and•choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward currency contracts as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each Equity Instrument.